Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Share Capital [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Sep. 30, 2021		$ 8,976,747	$ 2,476,717	$ (127,413)	$ (5,545,799)	$ 5,780,252
Balance, shares at Sep. 30, 2021	[1]	275,752
Private placements		$ 7,303,161	607,170			7,910,331
Private placements, shares	[1]	207,398
Share issuance costs		$ (1,942,169)	882,972			(1,059,197)
Share-based payments			546,335			546,335
Net loss					(2,714,616)	(2,714,616)
Balance at Sep. 30, 2022		$ 14,337,739	4,513,194	(127,413)	(8,260,415)	10,463,105
Balance, shares at Sep. 30, 2022	[1],[2]	483,150
Share issuance costs		$ (129,780)	35,919			(93,861)
Share-based payments			318			318
Net loss					(3,330,107)	(3,330,107)
Exercise of warrants		$ 781,953				781,953
Exercise of warrants, shares	[2]	68,353
Deemed dividend arising from warrant modification			543,234			543,234
Warrant modification			(543,234)			(543,234)
Balance at Jun. 30, 2023		$ 14,989,912	4,549,431	(127,413)	(11,590,522)	7,821,408
Balance, shares at Jun. 30, 2023	[2]	551,503
Balance at Sep. 30, 2022		$ 14,337,739	4,513,194	(127,413)	(8,260,415)	10,463,105
Balance, shares at Sep. 30, 2022	[1],[2]	483,150
Share issuance costs		$ (172,542)	35,919			(136,623)
Share-based payments			318			318
Net loss					(3,939,961)	(3,939,961)
Exercise of warrants		$ 781,953				781,953
Exercise of warrants, shares	[1]	68,353
Deemed dividend arising from warrant modification			543,234			543,234
Warrant modification			(543,234)			(543,234)
Balance at Sep. 30, 2023		$ 14,947,150	4,549,431	(127,413)	(12,200,376)	7,168,792
Balance, shares at Sep. 30, 2023	[1],[2]	551,503
Balance at Mar. 31, 2023		$ 14,337,739	4,513,512	(127,413)	(10,680,929)	8,042,909
Balance, shares at Mar. 31, 2023	[2]	483,150
Share issuance costs		$ (129,780)	35,919			(93,861)
Net loss					(909,593)	(909,593)
Exercise of warrants		$ 781,953				781,953
Exercise of warrants, shares	[2]	68,353
Deemed dividend arising from warrant modification			543,234			543,234
Warrant modification			(543,234)			(543,234)
Balance at Jun. 30, 2023		$ 14,989,912	4,549,431	(127,413)	(11,590,522)	7,821,408
Balance, shares at Jun. 30, 2023	[2]	551,503
Balance at Sep. 30, 2023		$ 14,947,150	4,549,431	(127,413)	(12,200,376)	7,168,792
Balance, shares at Sep. 30, 2023	[1],[2]	551,503
Net loss					(2,415,991)	(2,415,991)
Warrants issued in private placement			431,666			431,666
Warrants issued for debt amendment			494,219			494,219
Balance at Jun. 30, 2024		$ 14,947,150	5,475,316	(127,413)	(14,616,367)	5,678,686
Balance, shares at Jun. 30, 2024	[2]	551,503
Balance at Mar. 31, 2024		$ 14,947,150	4,549,431	(127,413)	(13,367,612)	6,001,556
Balance, shares at Mar. 31, 2024	[2]	551,503
Net loss					(1,248,755)	(1,248,755)
Warrants issued in private placement			431,666			431,666
Warrants issued for debt amendment			494,219			494,219
Balance at Jun. 30, 2024		$ 14,947,150	$ 5,475,316	$ (127,413)	$ (14,616,367)	$ 5,678,686
Balance, shares at Jun. 30, 2024	[2]	551,503

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split effective on November 2, 2022 and the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock splits.
[2]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split (Note 1).